Subsequent Events (Details Narrative) - 8% Convertible Note Due November 6, 2018 [Member] - Subsequent Event [Member]	Feb. 06, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Principal value	$ 150,000
Proceeds from issuance of debt	$ 142,500
Conversion price (in dollars per shares) | $ / shares	$ 0.000055